Other Receivables - Summary of Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current
Other current receivables	₩ 1,920,685	₩ 2,261,323
Non-current
Lease receivables	1,635,253	1,306,329
Other non-current receivables	1,635,253	1,306,329
Gross amount [member]
Current
Short-term loans	348,621	375,244
Other accounts receivable	1,276,332	1,671,039
Accrued income	341,802	293,985
Deposits	106,612	80,007
Others	36,209	28,480
Lease receivables	14,432	18,224
Non-current
Long-term loans	1,369,527	1,247,255
Other accounts receivable	461,676	192,736
Accrued income	183,455	189,565
Deposits	141,782	142,698
Lease receivables	65,676	76,680
Allowance for credit losses [member]
Current
Other current receivables	(203,323)	(205,656)
Non-current
Other non-current receivables	₩ (586,863)	₩ (542,605)